Performance Management - Founders 100 ETF	Apr. 17, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The Fund's performance history is available at www.FounderETFs.com/FFF and provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	The Fund's performance history is available at www.FounderETFs.com/FFF and provides some indication of the risks of investing in the Fund.